Cover	Aug. 12, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 12, 2025
Entity Registrant Name	ABSCI CORP
Entity Incorporation, State	DE
Entity File Number	001-40646
Entity Tax Identification Number	85-3383487
Entity Address, Street	18105 SE Mill Plain Blvd
Entity Address, City	Vancouver
Entity Address, State	WA
Entity Address, Postal Zip Code	98683
City Area Code	360
Local Phone Number	949-1041
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.0001 par value per share
Trading Symbol(s)	ABSI
Name of each exchange on which registered	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001672688
Amendment Flag	true
Amendment Description	Absci Corporation (the “Company”) is filing this Amendment No. 1 (this “Amendment”) on Form 8-K/A to its Current Report on Form 8-K filed with the Securities and Exchange Commission on August 12, 2025 (the “Original Form 8-K”), solely to correct the reference to the date of the press release that was furnished with the Original Form 8-K as listed in Item 9.01(d) from June 12, 2025 to August 12, 2025. The date of the press release was incorrectly listed in the Original Form 8-K due to a clerical error. In addition, Item 9.01 of the Original Form 8-K was inadvertently not coded, so this Amendment also corrects that error. Except as expressly described above, this Amendment does not change the contents of the Original Form 8-K or the exhibits thereto.